U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2




1.   Name and address of issuer:

              The Tocqueville Trust
              1675 Broadway
              New York, New York  10018

2.   Name of each series or class of funds for which this notice is filed:

           The Tocqueville Fund - Class  A and  Class  B  shares
           The Tocqueville Asia-Pacific Fund - Class A and Class B shares The Tocqueville Europe Fund - Class A and Class B shares
           The Tocqueville Small Cap Value Fund - Class A and Class B shares The Tocqueville Government Fund - Class A and Class B shares


3.   Investment Company Act File Number:         811-4840

     Securities Act File Number:                 33-8746



4.   Last day of fiscal year for which this notice is filed:   October 31, 1995



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


     NOT APPLICABLE                                                       [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     NOT APPLICABLE



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     NONE



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     NONE



9.   Number and aggregate sale price of securities sold during the fiscal year:

     Number of securities sold during the fiscal year:                 1,727,890
     Aggregate sale price of securities sold during the
          fiscal year:                                               $18,708,157



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of securities sold during the fiscal year:                 1,727,890
     Aggregate sale price of securities sold during the
          fiscal year:                                               $18,708,157



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Number of DRIP securities sold during the fiscal year:              293,827
     Aggregate sale price of DRIP securities sold during the
          fiscal year:                                                $3,221,203

12.  Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the fiscal
             year in reliance on rule 24f-2 (from item 10):          $18,708,157

      (ii)   Aggregate price of shares issued in connection with
             dividend reinvestment plans, (from item 11, if
             applicable):                                              3,221,203

      (iii)  Aggregate price of shares redeemed or repurchased during
             the fiscal year (if applicable):                          7,199,829

      (iv)   Aggregate price of shares redeemed or repurchased and
             previously applied as a reduction to filing fees pursuant
             to rule 24e-2 (if applicable):                                  N/A

      (v)    Net aggregate price of securities sold and issued during
             the fiscal year in reliance on rule 24e-2 [line (i), plus
             line (ii), less line (iii), plus line (iv) (if
             applicable):                                            $14,729,531

      (vi)   Multiplier prescribed by Section 6(b) of the Securities
             Act of 1933 or other applicable law or regulation (see
             Instruction C.6):                                          x 1/2900

      (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                       $5,078.74


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a) [ X ]

      Dates of mailings  or wire  transfers  of filing fees to the  Commission's
      lockbox depository:                                      December 22, 1995





                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By  (Signature and Title)

     /s/ Kieran Lyons
     Kieran Lyons, Treasurer


     Date:  December 22, 1995